Annual Operating Expenses {- Fidelity® International Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-15 - Fidelity® International Enhanced Index Fund - Fidelity International Enhanced Index Fund-Default
Mar. 18, 2022
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.59%